UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
August 31, 2016 (Unaudited)

Common Stocks - 13.2%	Shares		Value ($)
Energy - 11.7%
Cheniere Energy	18,008	[a]	772,543
Kinder Morgan	52,630		1,149,965
Williams	25,652		716,717
			2,639,225
Utilities - 1.5%
NiSource	14,403		344,808
Total Common Stocks (cost $2,466,495)			2,984,033
Master Limited Partnerships - 86.5%
Energy - 82.9%
Buckeye Partners LP	11,289		793,165
Cheniere Energy Partners LP	28,564		770,085
Cone Midstream Partners LP	114,590		2,091,267
Energy Transfer Partners LP	28,020		1,119,119
EnLink Midstream Partners LP	25,877		456,729
Enterprise Products Partners LP	77,814		2,054,290
MPLX LP	38,908		1,289,022
NuStar Energy LP	8,935		428,880
NuStar GP Holdings LLC	35,249		856,198
Plains All American Pipeline LP	66,053		1,853,447
Rice Midstream Partners LP	100,295		2,292,744
Sprague Resources LP	10,611		258,272
TransMontaigne Partners LP	23,195		971,407
Western Gas Equity Partners LP	19,180		707,167
Western Gas Partners LP	14,336		721,388
Western Refining Logistics LP	46,704		1,115,291
Williams Partners LP	25,540		973,074
			18,751,545
Materials - 3.6%
Westlake Chemical Partners LP	34,484		802,443
Total Master Limited Partnerships (cost $16,403,087)			19,553,988
	Number of
Warrants - .0%	Warrants		Value ($)
Energy - .0%
Kinder Morgan (5/25/17)
(cost $1,545,343)	472,743	[a]	8,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Options Purchased - .1%	Contracts	Value ($)
Call Options - .1%
Enterprise Products Partners	1,385	27,700
Powershares DB US Dollar Index ETF	633	6,330
(cost $198,385)		34,030
Total Investments (cost $20,613,310)	99.8%	22,581,033
Cash and Receivables (Net)	.2%	36,228
Net Assets	100.0%	22,617,261

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership

[a] Non-income producing security.

Portfolio Summary (Unaudited)†	Value (%)
Energy	94.6
Materials	3.6
Utilities	1.5
Options Purchased	.1
99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	2,984,033	-	-	2,984,033
Master Limited Partnerships†	19,553,988	-	-	19,553,988
Warrants†	8,982	-	-	8,982
Other Financial Instruments:
Options Purchased	34,030	-	-	34,030
Liabilities ($)
Securities Sold Short:
Exchange-Traded Funds††	(1,955,246)	-	-	(1,955,246)
Master Limited Partnerships††	(236,286)	-	-	(236,286)

† See Statement of Investments for additional detailed categorizations.
†† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus MLP Fund
August 31, 2016 (Unaudited)

Common Stocks-8.7%	Shares	Value ($)
Exchange-Traded Funds-8.7%
iShares U.S. Real Estate ETF	4,259	351,538
JPMorgan Alerian MLP Index ETN	40,180	1,245,580
SPDR Barclays High Yield Bond ETF	9,801	358,128
		1,955,246
Total Common Stocks (proceeds $1,866,327)		1,955,246
Master Limited Partnerships-1.0%
Energy-1.0%
Genesis Energy LP
(proceeds $234,794)	6,602	236,286
Total Master Limited Partnerships (proceeds $234,794)		236,286
Total Securities Sold Short (proceeds $2,101,121)		2,191,532

ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
LP—Limited Partnership
SPDR—Standard & Poor's Depository Receipt

Portfolio Summary (Unaudited)†	Value (%)
Exchange-Traded Funds	8.7
Energy	1.0
9.7

† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At August 31, 2016, accumulated net unrealized appreciation on investments was $1,877,312, consisting of $3,869,935 gross unrealized appreciation and $1,992,623 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2016 (Unaudited)

Common Stocks - 96.1%	Shares		Value ($)
Automobiles & Components - 1.7%
American Axle & Manufacturing Holdings	37,195	[a]	637,522
Dana	136,180		1,963,716
Dorman Products	14,200	[a]	895,594
Gentherm	27,900	[a]	919,863
Horizon Global	21,568	[a]	384,342
Miller Industries	23,340		516,047
Motorcar Parts of America	28,100	[a]	798,883
Superior Industries International	68,290		1,987,922
Thor Industries	31,800		2,580,570
Winnebago Industries	86,670		2,086,147
			12,770,606
Banks - 14.3%
Banc of California	51,066		1,139,793
Bancorp	82,000	[a,b]	507,580
Bank of Hawaii	55,450	[b]	3,994,618
Bank of the Ozarks	17,610		689,960
BankUnited	128,627		4,135,358
BNC Bancorp	51,180		1,257,493
BofI Holding	64,793	[a,b]	1,393,049
Boston Private Financial Holdings	98,500		1,268,680
Brookline Bancorp	123,465		1,474,172
Bryn Mawr Bank	50,990		1,640,348
City Holding	35,350		1,788,356
Columbia Banking System	195,377		6,455,256
Commerce Bancshares	27,983		1,418,178
Community Bank System	44,345		2,104,170
Customers Bancorp	55,090	[a]	1,473,107
Dime Community Bancshares	93,100		1,644,146
Eagle Bancorp	56,666	[a]	2,933,032
East West Bancorp	33,529		1,245,267
Essent Group	92,485	[a,b]	2,458,251
F.N.B.	42,331		528,714
First Busey	42,450		991,207
First Financial Bancorp	82,360		1,795,448
First Financial Bankshares	53,700	[b]	1,966,494

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Banks - 14.3% (continued)
Great Southern Bancorp	28,790		1,211,771
Hancock Holding	20,277		661,639
HomeStreet	21,200	[a]	552,472
Hope Bancorp	141,324		2,430,773
Huntington Bancshares	203,580		2,037,836
IBERIABANK	94,331		6,487,143
Independent Bank	52,405		2,776,417
Investors Bancorp	116,450		1,426,512
Lakeland Financial	57,540	[b]	2,062,234
MB Financial	160,019	[b]	6,269,544
MGIC Investment	104,042	[a]	841,700
Nationstar Mortgage Holdings	65,400	[a,b]	1,038,552
NMI Holdings, Cl. A	246,900	[a]	1,960,386
Opus Bank	17,188		600,205
PacWest Bancorp	140,124		6,068,770
Popular	32,500		1,277,575
Provident Financial Services	29,475		635,776
Radian Group	99,300	[b]	1,361,403
Signature Bank	8,630	[a]	1,052,946
South State	71,085		5,401,749
Southside Bancshares	54,237		1,781,687
Stock Yards Bancorp	31,665		1,010,430
TCF Financial	88,850		1,301,652
Texas Capital Bancshares	147,268	[a]	7,734,515
TriCo Bancshares	61,440		1,661,338
Umpqua Holdings	74,150		1,217,543
WSFS Financial	53,970		2,099,433
Yadkin Financial	25,335		661,244
			107,925,922
Capital Goods - 9.5%
AAON	33,250		940,975
AAR	38,370		944,286
Aerojet Rocketdyne Holdings	50,500	[a]	907,485
Aerovironment	40,850	[a]	1,010,629
Albany International, Cl. A	20,490		867,342
Allied Motion Technologies	39,458		888,989
American Woodmark	17,430	[a]	1,516,410
Armstrong World Industries	18,865	[a]	820,062
Briggs & Stratton	74,360		1,413,584
CLARCOR	19,600		1,283,212

Common Stocks - 96.1% (continued)	Shares		Value ($)
Capital Goods - 9.5% (continued)
Colfax	14,735	[a]	437,335
Columbus McKinnon	76,460		1,342,638
DigitalGlobe	55,000	[a]	1,489,950
Dycom Industries	7,725	[a]	626,652
EMCOR Group	26,090		1,493,913
FreightCar America	71,110		1,023,984
GATX	30,020	[b]	1,316,377
Graco	34,800		2,563,716
Great Lakes Dredge and Dock	375,460	[a,b]	1,449,276
Harsco	84,500		840,775
Hexcel	127,900		5,736,315
Hillenbrand	154,356		4,962,545
Houston Wire & Cable	82,830		491,182
ITT	60,400		2,185,272
John Bean Technologies	57,066		3,919,293
KBR	101,340		1,487,671
KEYW Holding	166,930	[a,b]	1,664,292
Lydall	23,941	[a]	1,150,126
Manitowoc	80,250		393,225
Manitowoc Foodservice	35,350		570,196
Meritor	71,210	[a]	793,992
Moog, Cl. A	21,790	[a]	1,285,392
Mueller Water Products, Cl. A	173,180		2,093,746
Oshkosh	6,839		368,827
Owens Corning	19,300		1,059,956
Ply Gem Holdings	126,460	[a]	1,766,646
RBC Bearings	32,200	[a]	2,546,698
Regal Beloit	28,500		1,747,905
Snap-on	8,380		1,284,570
Spirit AeroSystems Holdings, Cl. A	48,510	[a]	2,222,728
Standex International	12,935		1,088,998
Sun Hydraulics	35,950		1,107,979
Teledyne Technologies	10,940	[a]	1,172,112
The Greenbrier Companies	25,470	[b]	863,178
Toro	5,215		506,637
Triumph Group	14,232		453,432
Tutor Perini	117,810	[a]	2,732,014
Twin Disc	30,580		397,234
Valmont Industries	6,800		887,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Capital Goods - 9.5% (continued)
Woodward	27,612		1,731,825
			71,848,772
Commercial & Professional Services - 7.2%
ABM Industries	132,096		5,076,449
AMN Healthcare Services	28,700	[a]	1,039,801
ARC Document Solutions	132,300	[a]	447,174
Casella Waste Systems, Cl. A	93,550	[a]	850,370
CBIZ	22,235	[a]	251,478
CEB	35,150		2,116,030
Clean Harbors	54,970	[a]	2,627,566
Covanta Holding	177,640		2,645,060
Deluxe	30,472		2,077,276
Heritage-Crystal Clean	74,980	[a]	1,035,474
Huron Consulting Group	80,992	[a]	5,091,157
Interface	67,270		1,189,334
Kforce	4,894		94,699
Korn/Ferry International	37,325		889,828
Matthews International, Cl. A	102,296		6,292,227
McGrath RentCorp	130,744		4,179,886
MSA Safety	89,116		5,191,007
Navigant Consulting	58,400	[a]	1,146,976
Pitney Bowes	131,403		2,465,120
R.R. Donnelley & Sons	25,465		435,452
Steelcase, Cl. A	523,727		7,824,481
Tetra Tech	21,001		741,335
UniFirst	5,390		692,022
			54,400,202
Consumer Durables & Apparel - 2.3%
Bassett Furniture Industries	56,060		1,388,046
Columbia Sportswear	14,740		827,946
Crocs	71,370	[a]	616,637
CSS Industries	33,540		854,264
Deckers Outdoor	14,800	[a,b]	967,180
Helen of Troy	8,090	[a]	730,851
iRobot	14,600	[a,b]	581,956
Libbey	23,877		423,339
M.D.C. Holdings	50,270		1,312,550
M/I Homes	130,860	[a]	3,028,100
Nautilus	29,565	[a]	688,569
Polaris Industries	14,100	[b]	1,221,624

Common Stocks - 96.1% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.3% (continued)
Steven Madden	34,200	[a]	1,200,078
TRI Pointe Group	72,785	[a]	986,965
Unifi	76,020	[a]	1,978,801
Vera Bradley	49,900	[a]	746,504
			17,553,410
Consumer Services - 2.4%
AdvancePierre Foods Holdings	37,555		950,517
American Public Education	29,300	[a]	605,631
Bloomin' Brands	66,700		1,303,318
Cheesecake Factory	64,180		3,299,494
Houghton Mifflin Harcourt	57,600	[a]	918,720
Interval Leisure Group	121,270		2,110,098
Jamba	80,700	[a]	882,051
LifeLock	62,300	[a]	1,036,672
Marriott Vacations Worldwide	13,655		1,052,800
Ruth's Hospitality Group	20,491		306,545
SeaWorld Entertainment	218,170	[b]	2,838,392
Vista Outdoor	60,780	[a]	2,420,260
			17,724,498
Diversified Financials - 3.7%
Ares Capital	48,411		782,322
Artisan Partners Asset Management, Cl. A	71,600		1,872,340
Cowen Group, Cl. A	382,800	[a,b]	1,435,500
Encore Capital Group	67,852	[a,b]	1,462,889
Evercore Partners, Cl. A	102,281		5,240,878
First Cash Financial Services	20,000		1,034,400
FNFV Group	121,460	[a]	1,565,619
Gain Capital Holdings	75,625		486,269
Green Dot, Cl. A	62,400	[a]	1,447,680
HFF, Cl. A	110,950		2,974,569
Janus Capital Group	33,644		500,286
New Mountain Finance	38,440		548,154
Stifel Financial	174,438	[a]	6,864,135
TCP Capital	13,633		225,353
Textainer Group Holdings	144,060		1,280,693
Waddell & Reed Financial, Cl. A	24,642		458,341
			28,179,428
Energy - 3.2%
Advanced Energy Industries	16,175	[a]	710,891
Aegean Marine Petroleum Network	120,900		1,207,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Energy - 3.2% (continued)
Atwood Oceanics	19,076		150,700
Core Laboratories	16,630	[b]	1,858,901
Delek US Holdings	58,900		1,033,695
Dril-Quip	10,060	[a]	559,034
Era Group	105,680	[a]	770,407
Helix Energy Solutions Group	106,300	[a]	797,250
ION Geophysical	12,524	[a]	73,140
Laredo Petroleum	214,486	[a,b]	2,633,888
McDermott International	78,220	[a,b]	409,091
Newpark Resources	111,100	[a]	784,366
Oasis Petroleum	32,335	[a]	306,536
Oil States International	103,619	[a]	3,214,261
PBF Energy, Cl. A	30,500	[b]	667,950
PDC Energy	10,605	[a]	704,172
Ring Energy	16,800	[a,b]	166,656
RSP Permian	154,095	[a,b]	6,017,410
Synergy Resources	120,893	[a]	791,849
TETRA Technologies	151,690	[a]	917,725
Tidewater	27,045		88,437
			23,864,150
Exchange-Traded Funds - .5%
iShares Russell 2000 ETF	29,961	[b]	3,692,094
Food & Staples Retailing - .6%
Andersons	38,950		1,439,202
Casey's General Stores	8,400		1,103,004
SpartanNash	7,950		254,559
United Natural Foods	17,022	[a]	776,203
Village Super Market, Cl. A	27,750		887,723
			4,460,691
Food, Beverage & Tobacco - 1.3%
Calavo Growers	11,685		688,831
Cal-Maine Foods	12,847		590,191
Dean Foods	25,495		438,769
Hain Celestial Group	8,440	[a]	310,170
Lancaster Colony	7,182		966,194
MGP Ingredients	55,590		2,220,265
National Beverage	38,893	[a]	1,934,149
Sanderson Farms	3,769		362,691
Seaboard	436	[a]	1,410,460

Common Stocks - 96.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.3% (continued)
TreeHouse Foods	8,300	[a,b]	786,259
			9,707,979
Health Care Equipment & Services - 3.2%
Accuray	191,690	[a,b]	1,021,708
Addus HomeCare	37,510	[a]	899,490
Air Methods	26,800	[a,b]	942,824
Allscripts Healthcare Solutions	124,260	[a,b]	1,604,197
Analogic	9,500		845,500
Anika Therapeutics	20,000	[a]	944,800
BioTelemetry	62,800	[a]	1,159,916
Cynosure, Cl. A	23,000	[a]	1,198,070
Globus Medical, Cl. A	27,850	[a]	646,956
Haemonetics	13,000	[a]	483,080
HealthSouth	56,129		2,285,012
ICU Medical	2,875	[a]	358,714
Kindred Healthcare	244,773		2,702,294
LHC Group	42,010	[a]	1,493,876
Luminex	37,000	[a]	779,590
Molina Healthcare	35,035	[a,b]	1,885,233
Natus Medical	16,530	[a]	643,182
NuVasive	10,420	[a]	682,197
Patterson	56,850	[b]	2,615,100
PharMerica	25,705	[a]	649,308
Team Health Holdings	10,965	[a]	365,135
			24,206,182
Household & Personal Products - .2%
WD-40	14,580		1,725,543
Insurance - 4.3%
American Equity Investment Life Holding	51,258		903,166
American Financial Group	17,700		1,330,155
Assurant	15,450		1,383,547
Endurance Specialty Holdings	20,300		1,336,755
Federated National Holding, Cl. C	45,600		833,112
First American Financial	133,425		5,749,283
Greenlight Capital Re, Cl. A	59,400	[a,b]	1,274,130
Horace Mann Educators	88,740		3,243,447
Infinity Property & Casualty	12,000		1,011,120
Maiden Holdings	114,000	[b]	1,574,340
Navigators Group	29,915		2,810,813
Primerica	106,500	[b]	6,063,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Insurance - 4.3% (continued)
RLI	34,900		2,477,202
Stewart Information Services	45,595		2,087,339
Validus Holdings	10,551		535,885
			32,613,339
Materials - 6.2%
A. Schulman	160,826		4,101,063
American Vanguard	107,300		1,808,005
Ampco-Pittsburgh	18,230		196,884
AptarGroup	17,210		1,342,036
Avery Dennison	45,250		3,504,160
Chemtura	33,840	[a]	1,014,862
Clearwater Paper	4,911	[a]	304,826
Cliffs Natural Resources	147,030	[a,b]	838,071
Commercial Metals	77,380		1,200,938
Compass Minerals International	6,800	[b]	506,804
Crown Holdings	51,210	[a]	2,777,118
Ferro	244,398	[a]	3,260,269
Ferroglobe	128,100	[b]	1,056,825
GCP Applied Technologies	132,350		3,872,561
Greif, Cl. A	7,242		308,726
Ingevity	21,390		949,288
Intrepid Potash	470,460	[a]	649,235
Kaiser Aluminum	16,058		1,368,623
KapStone Paper and Packaging	37,690		659,952
Koppers Holdings	3,726	[a]	121,617
Materion	64,740		1,899,472
Mercer International	102,469		851,517
Nevsun Resources	309,060		970,448
PolyOne	194,658		6,709,861
Resolute Forest Products	92,100	[a,b]	534,180
RPC	41,150	[a]	630,830
Scotts Miracle-Gro, Cl. A	18,000		1,490,400
Stepan	26,260		1,845,028
TriMas	39,320	[a]	754,158
Westlake Chemical	27,580		1,429,196
			46,956,953
Media - 1.5%
AMC Entertainment Holdings, Cl. A	1,400		42,574
Cinemark Holdings	81,650		3,155,772
E.W. Scripps, Cl. A	58,200	[a,b]	988,818

Common Stocks - 96.1% (continued)	Shares		Value ($)
Media - 1.5% (continued)
Meredith	101,111		5,362,927
New Media Investment Group	58,641		937,083
World Wrestling Entertainment, Cl. A	51,000	[b]	1,059,270
			11,546,444
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
ACADIA Pharmaceuticals	8,720	[a]	280,174
Albany Molecular Research	65,955	[a]	977,453
Cambrex	34,785	[a]	1,489,842
Cempra	21,565	[a]	473,136
Charles River Laboratories International	106,080	[a]	8,826,917
Emergent BioSolutions	11,266	[a]	300,239
Exelixis	22,870	[a]	255,001
Fluidigm	59,400	[a,b]	541,134
Kite Pharma	7,010	[a]	403,916
Lannett	26,500	[a,b]	897,290
Lexicon Pharmaceuticals	19,945	[a]	276,837
Myriad Genetics	25,500	[a]	519,180
Neurocrine Biosciences	15,455	[a]	748,949
PAREXEL International	6,470	[a]	440,154
TESARO	3,550	[a]	300,650
Ultragenyx Pharmaceutical	5,755	[a]	379,370
			17,110,242
Real Estate - 5.4%
Alexander & Baldwin	15,280		613,186
Chatham Lodging Trust	41,500	[c]	860,295
Columbia Property Trust	31,400	[c]	740,412
Communications Sales & Leasing	36,600	[c]	1,141,920
Corporate Office Properties Trust	188,823	[c]	5,385,232
CyrusOne	8,985	[c]	456,797
Equity Commonwealth	58,300	[a,c]	1,824,207
FelCor Lodging Trust	151,700	[c]	1,078,587
First Industrial Realty Trust	188,498	[b,c]	5,423,087
First Potomac Realty Trust	36,194	[c]	364,474
GEO Group	22,357	[c]	448,034
Gramercy Property Trust	130,110		1,259,465
Healthcare Realty Trust	130,703	[c]	4,582,447
Hersha Hospitality Trust	41,799		816,752
Highwoods Properties	12,575	[c]	666,978
iStar	94,474	[a,c]	1,021,264
LaSalle Hotel Properties	27,527	[c]	772,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Real Estate - 5.4% (continued)
Lexington Realty Trust	47,600	[c]	513,604
Medical Properties Trust	56,162	[c]	857,594
New Senior Investment Group	150,523	[c]	1,864,980
Newcastle Investment	203,150	[c]	944,647
Outfront Media	50,865	[c]	1,135,307
Parkway Properties	69,013	[c]	1,242,234
Ramco-Gershenson Properties Trust	70,672	[c]	1,373,157
RE/MAX Holdings, Cl. A	65,100		2,710,764
Retail Opportunity Investments	36,300	[c]	809,853
Sun Communities	7,905	[c]	604,891
Terreno Realty	34,260		916,798
			40,429,374
Retailing - 3.6%
Asbury Automotive Group	11,296	[a]	606,821
Barnes & Noble	87,100		998,166
Buckle	8,817		227,214
Comfort Systems USA	33,300		945,387
DSW, Cl. A	9,412		225,417
Essendant	2,981		57,742
Express	157,960	[a]	1,868,667
Finish Line, Cl. A	29,900		719,693
Genesco	2,041	[a]	148,258
G-III Apparel Group	83,268	[a]	2,628,771
GNC Holdings, Cl. A	39,200		824,376
Hibbett Sports	30,295	[a]	1,162,419
JAKKS Pacific	76,660	[a]	706,039
Lithia Motors, Cl. A	57,637		4,770,614
New York & Co.	61,280	[a]	137,880
Nexeo Solutions	203,900	[a]	1,824,905
Office Depot	165,988		610,836
Red Robin Gourmet Burgers	11,269	[a]	566,380
Rent-A-Center	55,627		679,762
Restoration Hardware Holdings	51,290	[b]	1,730,012
Sally Beauty Holdings	78,800	[a]	2,144,936
Select Comfort	44,650	[a]	1,172,062
Sonic Automotive, Cl. A	50,076		853,295
Triton International	37,680	[a]	573,490
West Marine	58,710	[a]	541,893
Zumiez	42,158	[a]	704,039
			27,429,074

Common Stocks - 96.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.9%
Cabot Microelectronics	63,735		3,168,904
CEVA	31,530	[a]	992,564
ChipMOS TECHNOLOGIES	34,600		676,430
Cypress Semiconductor	90,565		1,080,440
Entegris	65,950	[a]	1,123,788
FormFactor	113,150	[a]	1,171,102
Inphi	11,750	[a]	506,073
Intersil, Cl. A	26,260		518,372
M/A-COM Technology Solutions Holdings	33,200	[a,b]	1,367,840
MaxLinear, Cl. A	29,115	[a]	558,135
Mellanox Technologies	30,790	[a]	1,349,834
Microsemi	155,169	[a]	6,200,553
MKS Instruments	13,655		665,545
Monolithic Power Systems	7,005		537,424
Photronics	63,241	[a]	604,584
Rambus	172,880	[a]	2,389,202
Rudolph Technologies	33,000	[a]	578,820
Silicon Laboratories	23,885	[a]	1,368,610
Synaptics	3,372	[a]	192,103
Teradyne	40,722		857,605
Ultratech	98,890	[a]	2,473,239
Veeco Instruments	57,200	[a]	1,125,124
			29,506,291
Software & Services - 7.0%
ACI Worldwide	37,200	[a]	710,520
Acxiom	80,700	[a]	2,097,393
American Software, Cl. A	101,800		1,059,738
Bankrate	78,330	[a]	614,107
Blackbaud	12,225		823,598
Booz Allen Hamilton Holdings	194,163		5,894,789
Cadence Design Systems	42,610	[a]	1,083,998
Cass Information Systems	46,068		2,637,393
Convergys	61,360		1,830,369
CoreLogic	65,030	[a]	2,667,531
Cornerstone OnDemand	14,560	[a]	639,475
Covisint	184,100	[a]	408,702
DST Systems	22,110		2,686,586
Epiq Systems	30,100		494,242
Fair Isaac	5,215		667,207
FireEye	38,815	[a]	557,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares		Value ($)
Software & Services - 7.0% (continued)
Gigamon	8,810	[a]	389,402
InterXion Holding	34,865	[a]	1,300,464
Jack Henry & Associates	28,230		2,463,632
Lionbridge Technologies	171,200	[a]	833,744
MAXIMUS	21,570		1,268,747
Mentor Graphics	22,465		539,385
MoneyGram International	87,060	[a]	632,926
Monotype Imaging Holdings	121,190		2,557,109
NeuStar, Cl. A	74,600	[a,b]	1,895,586
Nuance Communications	119,650	[a]	1,744,497
Rovi	112,590	[a]	2,304,717
SeaChange International	125,420	[a]	366,226
Silver Spring Networks	86,200	[a]	1,176,630
SPS Commerce	5,395	[a]	352,186
Synchronoss Technologies	13,300	[a]	555,275
Syntel	66,390	[a]	3,065,226
Teradata	20,522	[a]	651,163
TiVo	80,300	[a]	851,983
VASCO Data Security International	105,340	[a]	1,920,348
VeriFone Systems	59,857	[a]	1,188,760
Verint Systems	67,468	[a]	2,302,013
			53,233,050
Technology Hardware & Equipment - 6.3%
Anixter International	83,610	[a]	5,346,023
Badger Meter	34,475	[b]	2,275,005
Belden	85,954		6,411,309
Black Box	13,519		188,590
Brocade Communications Systems	73,180		657,156
Ciena	77,330	[a]	1,658,728
Cognex	31,080		1,546,541
CTS	18,582		358,261
Fitbit, Cl. A	18,964	[a]	293,563
Harmonic	122,500	[a,b]	531,650
II-VI	44,530	[a]	943,591
Infinera	135,520	[a]	1,162,762
Itron	34,730	[a]	1,654,190
Jabil Circuit	69,400		1,470,586
Kimball Electronics	50,970	[a]	617,756
Knowles	39,858	[a]	554,026
Littelfuse	39,482		5,006,318

Common Stocks - 96.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.3% (continued)
Lumentum Holdings	10,600		372,272
Maxwell Technologies	100,000	[a,b]	507,000
Mercury Systems	95,290	[a]	2,161,177
Methode Electronics	50,700		1,858,155
OSI Systems	15,310	[a]	1,026,689
Park Electrochemical	19,459		321,852
Plexus	3,330	[a]	153,680
Quantum	300,830	[a]	192,892
Rogers	27,170	[a]	1,519,075
ScanSource	19,765	[a]	676,161
ShoreTel	146,900	[a]	1,178,138
Sonus Networks	97,300	[a]	838,726
Super Micro Computer	26,204	[a]	566,793
Viavi Solutions	96,400	[a]	749,992
Vishay Intertechnology	280,609	[b]	3,973,423
Zebra Technologies, Cl. A	13,887	[a]	971,535
			47,743,615
Telecommunication Services - .8%
ARRIS International	95,180	[a]	2,671,703
FairPoint Communications	56,200	[a,b]	783,428
Telephone & Data Systems	20,440		569,663
United States Cellular	13,940	[a]	518,847
Vonage Holdings	239,400	[a]	1,390,914
			5,934,555
Transportation - 1.6%
Air Transport Services Group	68,200	[a]	987,536
Allegiant Travel	12,080		1,669,939
Avis Budget Group	47,900	[a]	1,730,627
Celadon Group	106,700		833,327
Danaos	105,701	[a]	341,414
Kirby	24,180	[a]	1,259,778
Landstar System	51,060		3,534,884
Ryder System	22,270		1,459,130
Spirit Airlines	10,600	[a]	423,894
			12,240,529
Utilities - 3.1%
ALLETE	99,684		5,911,261
Atlantic Power	239,800		618,684
Chesapeake Utilities	9,700		617,405
Dynegy	48,520	[a]	614,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares	Value ($)
Utilities - 3.1% (continued)
MGE Energy	8,085	444,190
New Jersey Resources	16,355	550,182
NorthWestern	34,300	1,983,226
Ormat Technologies	28,850	1,396,340
PNM Resources	59,300	1,885,147
Portland General Electric	73,982	3,115,382
SJW	27,730	1,183,794
South Jersey Industries	21,740	645,243
Spire	73,196	4,735,781
		23,701,383
Total Common Stocks (cost $640,996,857)		726,504,326
Preferred Stocks - .1%
Utilities - .1%
Dynergy
(cost $786,254)	7,400	649,794
Master Limited Partnerships - .3%
Energy - .2%
Suburban Propane Partners LP	54,820	1,817,283
Materials - .1%
Ciner Resources LP	18,270	529,647
Total Master Limited Partnerships (cost $1,766,122)		2,346,930
Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $29,601,292)	29,601,292 [d]	29,601,292
Total Investments (cost $673,150,525)	100.4%	759,102,342
Liabilities, Less Cash and Receivables	(.4%)	(3,156,886)
Net Assets	100.0%	755,945,456
ETF—Exchange-Traded Fund
LP—Limited Partnership

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $52,973,761 and the value of the collateral held by the fund was $54,603,381, consisting of cash collateral of $29,601,292 and U.S. Government & Agency securities valued at $25,002,089.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.3
Capital Goods	9.5
Commercial & Professional Services	7.2
Software & Services	7.0
Materials	6.3
Technology Hardware & Equipment	6.3
Real Estate	5.4
Insurance	4.3
Money Market Investment	3.9
Semiconductors & Semiconductor Equipment	3.9
Diversified Financials	3.7
Retailing	3.6
Energy	3.4
Health Care Equipment & Services	3.2
Utilities	3.2
Consumer Services	2.4
Consumer Durables & Apparel	2.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Automobiles & Components	1.7
Transportation	1.6
Media	1.5
Food, Beverage & Tobacco	1.3
Telecommunication Services	.8
Food & Staples Retailing	.6
Exchange-Traded Funds	.5
Household & Personal Products	.2
100.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	714,264,724	-	-	714,264,724
Equity Securities—
Domestic Preferred
Stocks†	649,794	-	-	649,794
Equity Securities—
Foreign Common
Stocks†	8,547,508	-	-	8,547,508
Exchange-Traded Funds	3,692,094	-	-	3,692,094
Master Limited
Partnerships†	2,346,930	-	-	2,346,930
Mutual Funds	29,601,292	-	-	29,601,292

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $85,951,817, consisting of $124,317,015 gross unrealized appreciation and $38,365,198 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2016 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Capital Goods - 13.4%
Donaldson	337,900	[a]	12,688,145
Emerson Electric	186,900		9,845,892
Fastenal	214,200		9,234,162
Flowserve	239,200		11,570,104
MSC Industrial Direct, Cl. A	67,800		4,952,112
Toro	111,300		10,812,795
W.W. Grainger	43,100	[a]	9,941,446
			69,044,656
Consumer Durables & Apparel - 2.0%
NIKE, Cl. B	178,900		10,311,796
Consumer Services - 3.7%
McDonald's	82,100		9,495,686
Starbucks	167,300		9,407,279
			18,902,965
Energy - 7.8%
EOG Resources	143,720		12,717,783
Halliburton	103,800		4,464,438
Occidental Petroleum	150,300		11,550,555
Schlumberger	147,150		11,624,850
			40,357,626
Health Care Equipment & Services - 12.6%
C.R. Bard	45,250		9,993,010
Cerner	166,200	[b]	10,726,548
Intuitive Surgical	15,700	[b]	10,776,794
ResMed	184,000	[a]	12,270,960
Stryker	89,500		10,351,570
Varian Medical Systems	108,500	[a,b]	10,430,105
			64,548,987
Household & Personal Products - 3.5%
Colgate-Palmolive	146,500		10,890,810
Estee Lauder, Cl. A	79,000		7,049,170
			17,939,980
Materials - 10.5%
Ecolab	88,100		10,840,705
FMC	200,300		9,402,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Materials - 10.5% (continued)
International Flavors & Fragrances	75,900		10,518,222
Monsanto	113,500		12,087,750
Praxair	90,300		11,020,212
			53,868,971
Media - 1.8%
Walt Disney	99,300		9,379,878
Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
Biogen	33,300	[b]	10,177,479
Celgene	89,100	[b]	9,510,534
Gilead Sciences	106,300		8,331,794
Johnson & Johnson	88,400		10,549,656
Mettler-Toledo International	19,200	[b]	7,738,944
			46,308,407
Retailing - 3.8%
The TJX Companies	131,500		10,183,360
Tractor Supply	109,200		9,167,340
			19,350,700
Software & Services - 19.3%
Adobe Systems	103,600	[b]	10,599,316
Alphabet, Cl. C	12,906	[b]	9,899,547
Automatic Data Processing	129,100		11,594,471
Cognizant Technology Solutions, Cl. A	176,400	[b]	10,132,416
Jack Henry & Associates	124,700		10,882,569
MasterCard, Cl. A	102,000		9,856,260
Microsoft	204,200		11,733,332
Oracle	302,400		12,464,928
Paychex	193,500		11,739,645
			98,902,484
Technology Hardware & Equipment - 6.7%
Amphenol, Cl. A	172,200		10,729,782
Cisco Systems	410,400		12,902,976
IPG Photonics	122,900	[b]	10,689,842
			34,322,600
Telecommunication Services - 1.9%
TE Connectivity	152,000		9,662,640
Transportation - 2.1%
Expeditors International of Washington	211,800		10,727,670
Total Common Stocks (cost $340,615,345)			503,629,360

Other Investment - 1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,430,271)	9,430,271 [c]	9,430,271
Total Investments (cost $350,045,616)	99.9%	513,059,631
Cash and Receivables (Net)	.1%	350,295
Net Assets	100.0%	513,409,926

[a] Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $32,361,961 and the value of the collateral held by the fund was $33,316,343, consisting of U.S. Government & Agency securities.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.3
Capital Goods	13.4
Health Care Equipment & Services	12.6
Materials	10.5
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Energy	7.8
Technology Hardware & Equipment	6.7
Retailing	3.8
Consumer Services	3.7
Household & Personal Products	3.5
Transportation	2.1
Consumer Durables & Apparel	2.0
Telecommunication Services	1.9
Media	1.8
Money Market Investment	1.8
99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	503,629,360	-	-	503,629,360
Mutual Funds	9,430,271	-	-	9,430,271

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $163,014,015, consisting of $178,611,562 gross unrealized appreciation and $15,597,547 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2016 (Unaudited)

Common Stocks - 96.3%	Shares	Value ($)
Australia - 1.9%
CSL	302,800	24,600,309
Canada - 1.9%
Suncor Energy	909,300	24,656,632
China - 2.1%
CNOOC	21,769,000	26,742,795
Denmark - 1.4%
Novo Nordisk, Cl. B	380,700	17,842,727
France - 5.7%
Essilor International	184,018	23,369,157
L'Oreal	131,600	24,859,409
LVMH Moet Hennessy Louis Vuitton	148,463	25,121,960
		73,350,526
Hong Kong - 7.2%
AIA Group	4,321,800	27,326,190
China Mobile	2,016,500	24,902,282
CLP Holdings	1,301,000	13,341,139
Hong Kong & China Gas	14,087,263	26,875,946
		92,445,557
Japan - 9.8%
Denso	512,700	21,169,037
FANUC	149,100	25,406,012
Keyence	36,957	25,907,227
Komatsu	1,098,400	24,008,424
Shin-Etsu Chemical	404,500	29,689,006
		126,179,706
Spain - 1.8%
Industria de Diseno Textil	666,700	23,622,672
Sweden - 1.5%
Hennes & Mauritz, Cl. B	636,700	19,411,925
Switzerland - 8.6%
Nestle	320,400	25,506,909
Novartis	306,000	24,080,525
Roche Holding	94,400	23,015,729
SGS	7,800	17,137,715
Swatch Group-BR	34,100	8,775,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.3% (continued)	Shares		Value ($)
Switzerland - 8.6% (continued)
Syngenta	28,211		12,284,857
			110,800,795
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing, ADR	914,100		26,271,234
United Kingdom - 3.8%
Compass Group	1,313,000		24,862,395
Reckitt Benckiser Group	246,200		23,775,226
			48,637,621
United States - 48.6%
Adobe Systems	245,600	[a]	25,127,336
Alphabet, Cl. C	34,397	[a]	26,384,219
Amphenol, Cl. A	405,600		25,272,936
Automatic Data Processing	296,800		26,655,608
C.R. Bard	106,000		23,409,040
Cerner	196,343	[a]	12,671,977
Cisco Systems	804,500		25,293,480
Cognizant Technology Solutions, Cl. A	459,600	[a]	26,399,424
Colgate-Palmolive	358,100		26,621,154
EOG Resources	341,000		30,175,090
Fastenal	381,900		16,463,709
Gilead Sciences	262,000		20,535,560
Intuitive Surgical	37,300	[a]	25,603,466
Johnson & Johnson	221,700		26,457,678
MasterCard, Cl. A	274,700		26,544,261
Microsoft	445,700		25,609,922
NIKE, Cl. B	453,500		26,139,740
Oracle	616,000		25,391,520
Praxair	217,500		26,543,700
Schlumberger	299,800		23,684,200
Starbucks	468,116		26,322,163
Stryker	228,700		26,451,442
The TJX Companies	338,400		26,205,696
Tractor Supply	66,468		5,579,988
W.W. Grainger	100,200		23,112,132
Walt Disney	280,300		26,477,138
			625,132,579
Total Common Stocks (cost $869,006,047)			1,239,695,078

Other Investment - 6.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $83,133,511)	83,133,511 [b]	83,133,511
Total Investments (cost $952,139,558)	102.7%	1,322,828,589
Liabilities, Less Cash and Receivables	(2.7%)	(35,179,132)
Net Assets	100.0%	1,287,649,457

ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	22.1
Health Care	19.3
Consumer Discretionary	18.2
Industrials	8.3
Energy	8.2
Consumer Staples	7.8
Money Market Investment	6.4
Materials	5.3
Utilities	3.1
Financials	2.1
Telecommunication Services	1.9
102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	625,132,579	-	-	625,132,579
Equity Securities - Foreign Common
Stocks†	614,562,499	-	-	614,562,499
Mutual Funds	83,133,511	-	-	83,133,511
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(364)	-	(364)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Purchases:
National Australia Bank
Hong Kong Dollar
Expiring
9/2/2016	17,515,986	2,258,292	2,257,928	(364)
Gross Unrealized Depreciation				(364)

At August 31, 2016, accumulated net unrealized appreciation on investments was $370,689,031, consisting of $402,581,420 gross unrealized appreciation and $31,892,389 gross unrealized depreciation.

NOTES

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2016 (Unaudited)

Common Stocks - 97.8%	Shares	Value ($)
Australia - 3.5%
Cochlear	356,600	37,761,683
CSL	999,000	81,161,523
		118,923,206
Canada - 1.9%
Suncor Energy	2,388,500	64,766,707
China - 1.9%
CNOOC	53,621,000	65,872,360
Denmark - 2.6%
Novo Nordisk, Cl. B	1,167,300	54,709,260
Novozymes, Cl. B	780,400	33,838,894
		88,548,154
Finland - 2.3%
Kone, Cl. B	1,552,000	77,989,514
France - 12.4%
Air Liquide	653,900	71,721,123
Danone	989,232	75,155,149
Essilor International	513,205	65,173,886
L'Oreal	391,900	74,030,412
LVMH Moet Hennessy Louis Vuitton	412,759	69,844,439
Total	1,476,514	70,408,224
		426,333,233
Germany - 5.1%
adidas	506,700	84,186,240
SAP	1,032,000	90,664,048
		174,850,288
Hong Kong - 9.9%
AIA Group	12,082,000	76,392,946
China Mobile	5,939,000	73,342,254
CLP Holdings	6,249,000	64,080,534
Hang Lung Properties	25,615,000	58,378,380
Hong Kong & China Gas	35,419,274	67,573,558
		339,767,672
Japan - 23.7%
Daito Trust Construction	554,500	81,648,939
Denso	1,474,600	60,885,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares	Value ($)
Japan - 23.7% (continued)
FANUC	409,400	69,760,035
INPEX	5,109,600	44,367,319
Keyence	140,020	98,155,421
Komatsu	2,985,900	65,264,706
Murata Manufacturing	266,100	35,762,050
Rakuten	5,147,100	64,870,424
Shimano	433,500	63,014,933
Shin-Etsu Chemical	1,192,400	87,518,345
SMC	264,200	74,409,588
Tokio Marine Holdings	1,759,700	69,119,227
		814,776,225
Spain - 2.4%
Inditex	2,385,000	84,505,883
Sweden - 1.5%
Hennes & Mauritz, Cl. B	1,718,000	52,378,967
Switzerland - 13.3%
Givaudan	37,900	78,339,383
Kuehne + Nagel International	352,000	49,137,919
Nestle	879,000	69,976,819
Novartis	890,400	70,069,605
Roche Holding	268,000	65,341,264
SGS	26,500	58,224,290
Swatch Group-BR	119,400	30,725,576
Syngenta	78,659	34,253,113
		456,067,969
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing, ADR	2,982,300	85,711,302
United Kingdom - 14.8%
Burberry Group	3,355,800	57,462,781
Compass Group	4,360,000	82,559,059
Diageo	2,429,000	67,253,378
Experian	4,363,000	86,740,929
Intertek Group	678,100	31,085,408
Reckitt Benckiser Group	895,900	86,515,943
Smith & Nephew	2,099,513	33,883,123
Whitbread	1,153,800	63,210,295
		508,710,916
Total Common Stocks (cost $2,826,707,519)		3,359,202,396

Other Investment - 2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $72,264,242)	72,264,242 [a]	72,264,242
Total Investments (cost $2,898,971,761)	99.9%	3,431,466,638
Cash and Receivables (Net)	.1%	3,048,337
Net Assets	100.0%	3,434,514,975

ADR—American Depository Receipt
BR—Bearer Certificate

[a] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Discretionary	20.8
Industrials	14.9
Health Care	11.9
Consumer Staples	10.9
Information Technology	9.0
Materials	8.9
Financials	8.3
Energy	7.2
Utilities	3.8
Money Market Investment	2.1
Telecommunication Services	2.1
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	3,359,202,396	-	-	3,359,202,396
Mutual Funds	72,264,242	-	-	72,264,242

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2016, accumulated net unrealized appreciation on investments was $532,494,877, consisting of $705,688,817 gross unrealized appreciation and $173,193,940 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)